EQUITY-BASED COMPENSATION - Stock Options Activity (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted-average exercise price per option
Balance at beginning of period (USD per share)	$ 130.25
Granted (USD per share)	297.35
Exercised (USD per share)	104.73
Forfeited and cancelled (USD per share)	252.95
Balance at end of period (USD per share)	152.22	$ 130.25
Exercisable at end of period (USD per share)	$ 119.93
Options
Outstanding at beginning of period (in shares)	1.6
Granted (in shares)	0.1
Exercised (in shares)	(0.4)	(0.8)	(1.0)
Forfeited and cancelled (shares)	0.0
Outstanding at end of period (in shares)	1.3	1.6
Exercisable at end of period (in shares)	1.0
Reserved for future grants at end of period (in shares)	17.1
Weighted-average remaining contractual life in years
Outstanding at end of period	5 years 2 months 12 days
Exercisable at end of period	4 years 3 months 18 days
Aggregate intrinsic value
Outstanding at end of period	$ 214.0
Exercisable at end of period	$ 199.0